UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24f-2
                  Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1. Name and address of issuer: Sentry Fund, Inc.
                               1800 North Point Drive
                               Stevens Point, WI  54481
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2. The name of each series or class of funds for which this Form is filed: N/A
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3. Investment Company Act File Number: 811-1861 Securities Act
   File Number:   2-34038
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4(a). Last day of fiscal year for which this form is filed: October 31, 2003
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4(b). [ ] Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)
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4(c). [ ] Check box if this is the last time the issuer will be filing this form.
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5. Calculation of registration fee:

  (i) Aggregate sale price of securities sold
      during the fiscal year in reliance on
      rule 24(f):                                                 $1,283,380.00

 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $2,697,565.00

(iii) Aggregate price of securities redeemed
      or repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to the
      Commission:                            $        0.00

 (iv) Total available redemption credits [add
      items 5(ii) and 5(iii):                                     $2,697,565.00

  (v) Net sales--if Item 5(i) is greater
      than Item 5(iv) [subtract Item 5(iv)
      from Item (i)]:                                             $        0.00

(vi)  Redemption credits available for use in
      future years--if Item 5(i) is less than
      Item 5(iv)[subtract Item 5(iv) from
      Item 5(i)]:                            $1,414,185.00

(vii) Multiplier for determining registration
      fee (See Instruction C.9):                                  x    .0001267

(viii)Registration fee due [multiply Item 5(v)
      by Item 5(vii)] (enter "0" if no fee is
      due):                                                       $        0.00
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6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.
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7. Interest due--if this form is being filed more than 90 days after the end of
   the issuer's fiscal year (see instruction d): +     $

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8. Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:    = $0.00
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9. Date the registration fee and any interest payment was sent to the commission's lockbox depository:

           Method of Delivery:
                                 [   ]  Wire Transfer
                                 [   ]  Mail or other means
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                              SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



By:               s/William M. O'Reilly
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                  William M. O'Reilly, Secretary


Date: January 8, 2004